Share-Based Compensation - Equity Incentive Plans and ESPP Plan - Additional Information (Details) - shares		12 Months Ended
	Oct. 04, 2024	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock were initially reserved for issuance.		3,509,445
2024 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant and expire period		10 years
Stock were initially reserved for issuance.		747,867
2024 Equity Incentive Plan [Member] | Class A Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock were initially reserved for issuance.	2,480,000
2024 Equity Incentive Plan [Member] | Class A Common Stock [Member] | Merger Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock were initially reserved for issuance.	2,480,000
2024 ESPP [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock were initially reserved for issuance.		137,500
2024 ESPP [Member] | Class A Common Stock [Member] | Merger Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock were initially reserved and available for issuance	137,500